Categories of Financial Instruments - Financial Assets by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Long-term investment securities	₩ 664,726	₩ 1,110,316	₩ 887,007
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 542,496